COLLABORATION INCOME	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
COLLABORATION INCOME [Text Block]

19. COLLABORATION INCOME

On May 1, 2023 and November 1, 2023, the Company entered into research and collaboration agreements with a third party. The Company agreed to conduct a research program and was responsible for the engagement of the researchers and contractors while the other party provided funding. The two parties jointly own the rights of the intellectual property resulting from the research program. During the year ended December 31, 2025, the Company recorded collaboration income of $nil (2024 - $108,913).